CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 22,611,821	$ 3,222,158	¥ 24,166,183
Operating costs and expenses:
Cost of revenues	(16,959,417)	(2,416,698)	(17,569,410)
Selling, general and administrative	(2,799,593)	(398,939)	(3,066,264)
Research and development	(1,327,044)	(189,102)	(1,314,739)
Total operating costs and expenses	(21,086,054)	(3,004,739)	(21,950,413)
Operating income	1,525,767	217,419	2,215,770
Other income/(expenses):
Interest income	196,472	27,997	202,401
Interest expenses	(826,737)	(117,809)	(846,013)
Foreign exchange (loss)/gain, net	213,141	30,372	(116,094)
Share of (losses)/gains from equity method investments	16,041	2,286	(49,965)
Others, net	(92,250)	(13,146)	112,592
Total other expenses, net	(493,333)	(70,300)	(697,079)
Income before income taxes	1,032,434	147,119	1,518,691
Income tax expense	(54,857)	(7,817)	(41,574)
Net income	977,577	139,302	1,477,117
Less: Net income attributable to noncontrolling interests	24,163	3,443	17,881
Net income attributable to iQIYI, Inc.	953,414	135,859	1,459,236
Net income attributable to iQIYI, Inc.'s ordinary shareholders	953,414	135,859	1,459,236
Other comprehensive loss:
Foreign currency translation adjustments	(248,331)	(35,387)	(379,755)
Unrealized gains/(losses) on available-for-sale debt securities	(50,948)	(7,260)	653
Total other comprehensive income (loss), net of tax	(299,279)	(42,647)	(379,102)
Comprehensive income	678,298	96,655	1,098,015
Less: Comprehensive income attributable to noncontrolling interests	23,939	3,411	18,574
Comprehensive income attributable to iQIYI, Inc.	¥ 654,359	$ 93,244	¥ 1,079,441
Class A and Class B ordinary share
Net income per ordinary share:
Basic | (per share)	¥ 0.14	$ 0.02	¥ 0.22
Diluted | (per share)	¥ 0.14	$ 0.02	¥ 0.21
Shares used in net income per Class A and Class B ordinary share computation:
Basic	6,727,008,604	6,727,008,604	6,662,590,606
Diluted	6,808,487,043	6,808,487,043	6,819,784,989
American Depositary Shares
Net income per ordinary share:
Basic | (per share)	¥ 0.99	$ 0.14	¥ 1.53
Diluted | (per share)	¥ 0.98	$ 0.14	¥ 1.5
Membership services
Revenues:
Total revenues	¥ 13,660,126	$ 1,946,552	¥ 15,505,489
Online advertising services
Revenues:
Total revenues	4,280,351	609,945	4,573,390
Content distribution
Revenues:
Total revenues	2,440,212	347,727	1,952,551
Others
Revenues:
Total revenues	¥ 2,231,132	$ 317,934	¥ 2,134,753